Other payables (Details 3) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	$ 14,166	$ 20,656
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments		9,182
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	6,876	6,312
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	5,333	5,162
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	$ 1,957